Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 96.6%
AUSTRALIA — 3.5%
Cochlear Ltd.	59,361	$6,765,462
SEEK Ltd.	341,917	3,124,524
Treasury Wine Estates Ltd.	418,142	2,596,066
		12,486,052
BRAZIL — 0.8%
Raia Drogasil SA	151,200	2,947,703
CHINA — 6.1%
Alibaba Group Holding Ltd. ADR*	38,559	7,498,954
Baidu, Inc. ADR*	17,201	1,733,689
Ping An Insurance Group Co. of China Ltd., Class H	446,000	4,355,752
Prosus NV*	33,775	2,352,367
Trip.com Group Ltd. ADR*	86,867	2,037,031
Tsingtao Brewery Co., Ltd., Class H	701,943	3,548,127
		21,525,920
FINLAND — 1.7%
Kone Oyj, B Shares	105,976	5,934,738
FRANCE — 4.7%
Legrand SA	122,711	7,826,754
Remy Cointreau SA	24,975	2,721,996
Ubisoft Entertainment SA*	79,939	5,842,828
		16,391,578
GERMANY — 6.4%
adidas AG	27,078	6,012,061
Bechtle AG	58,839	7,408,589
Nemetschek SE	57,491	2,802,557
Zalando SE*	166,070	6,259,201
		22,482,408
HONG KONG — 5.8%
AIA Group Ltd.	1,386,400	12,414,714
Jardine Matheson Holdings Ltd.	41,200	2,073,676
Jardine Strategic Holdings Ltd.	102,000	2,279,564
Techtronic Industries Co., Ltd.	586,500	3,724,220
		20,492,174
INDIA — 0.6%
Mahindra & Mahindra Ltd. GDR	363,156	1,397,222
MakeMyTrip Ltd.*	71,341	852,882
		2,250,104
IRELAND — 1.7%
Kingspan Group PLC	113,141	6,101,080
JAPAN — 24.8%
Denso Corp.	108,600	3,470,256

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
Kakaku.com, Inc.	170,900	$3,125,666
Kao Corp.	78,300	6,378,963
Keyence Corp.	14,500	4,661,932
MS&AD Insurance Group Holdings, Inc.	249,100	6,950,173
Murata Manufacturing Co., Ltd.	115,400	5,737,083
Nidec Corp.	88,200	4,545,343
Olympus Corp.	523,800	7,550,735
Pigeon Corp.	103,900	3,977,836
Shimano, Inc.	39,800	5,676,012
Shiseido Co., Ltd.	154,000	9,050,957
SMC Corp.	22,600	9,474,908
SoftBank Group Corp.	114,800	4,064,194
Sugi Holdings Co., Ltd.	46,200	2,473,984
Suzuki Motor Corp.	126,100	3,002,595
Sysmex Corp.	95,000	6,875,617
		87,016,254
NETHERLANDS — 2.1%
ASML Holding NV	28,523	7,519,091
NEW ZEALAND — 1.0%
Xero Ltd.*	85,691	3,563,934
PORTUGAL — 2.2%
Jeronimo Martins SGPS SA	436,702	7,882,099
SINGAPORE — 1.6%
United Overseas Bank Ltd.	422,473	5,796,351
SOUTH AFRICA — 1.3%
Naspers Ltd., N Shares	32,858	4,669,596
SPAIN — 2.0%
Industria de Diseno Textil SA	266,451	6,904,721
SWEDEN — 7.1%
Atlas Copco AB, A Shares	92,282	3,068,769
Atlas Copco AB, B Shares	177,748	5,170,573
Epiroc AB, A Shares	21,971	217,106
Epiroc AB, B Shares	390,316	3,847,229
Investor AB, B Shares	182,462	8,231,530
Nibe Industrier AB, B Shares	326,308	4,719,860
		25,255,067
SWITZERLAND — 3.9%
Compagnie Financiere Richemont SA	101,242	5,411,777
Schindler Holding AG, Participating Certificates	36,184	7,916,246
u-blox Holding AG*	11,459	698,174
		14,026,197
TAIWAN — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	155,367	7,424,989

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
UNITED KINGDOM — 12.5%
ASOS PLC*	84,433	$1,242,362
Auto Trader Group PLC	1,147,595	6,201,353
Burberry Group PLC	167,367	2,720,501
Hargreaves Lansdown PLC	400,056	6,797,286
HomeServe PLC	342,953	4,467,154
Intertek Group PLC	89,019	5,200,929
John Wood Group PLC	622,077	1,183,717
Johnson Matthey PLC	147,500	3,250,017
Jupiter Fund Management PLC	376,718	923,661
Rightmove PLC	1,091,370	6,581,995
Trainline PLC*	982,198	4,077,819
Weir Group PLC (The)	146,464	1,302,667
		43,949,461
UNITED STATES — 4.7%
Mettler-Toledo International, Inc.*	17,434	12,038,351
Spotify Technology SA*	38,146	4,632,450
		16,670,801
Total Common Stocks
(cost $318,057,064)		341,290,318
PREFERRED STOCKS — 2.1%
GERMANY — 2.1%
Sartorius AG 0.28% (cost $4,012,981)	31,197	7,458,455
TOTAL INVESTMENTS — 98.7%
(cost $322,070,045)		$348,748,773
Other assets less liabilities — 1.3%		4,546,047
NET ASSETS — 100.0%		$353,294,820

*	Non-income producing security.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$41,518,416	$299,771,902	$–	$341,290,318
Preferred Stocks**	–	7,458,455	–	7,458,455
Total	$41,518,416	$307,230,357	$–	$348,748,773

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.